iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Energy Equipment & Services  —  9 .3%
Baker Hughes Co. , Class A .................. 687,536 $ 26,621,394
Halliburton Co. .......................... 607,236 21,058,944
NOV, Inc. .............................. 271,164 5,645,634
Schlumberger Ltd. ........................ 1,138,478 54,977,103
TechnipFMC PLC ........................ 295,365 8,713,268
Weatherford International PLC
(a)
............... 49,693 5,856,817
122,873,160
a
Oil, Gas & Consumable Fuels  —  88 .5%
Antero Midstream Corp. .................... 233,180 3,348,465
Antero Resources Corp.
(a)
................... 199,768 5,797,267
APA Corp. ............................. 249,205 7,772,704
Cheniere Energy, Inc. ...................... 158,191 28,892,004
Chesapeake Energy Corp. .................. 90,393 6,899,698
Chevron Corp. ........................... 1,246,413 200,011,894
Chord Energy Corp. ....................... 42,553 7,304,648
Civitas Resources, Inc. ..................... 68,821 4,800,953
ConocoPhillips .......................... 823,120 91,530,944
Coterra Energy, Inc. ....................... 510,975 13,183,155
Devon Energy Corp. ....................... 433,451 20,385,200
Diamondback Energy, Inc. ................... 122,483 24,779,536
DT Midstream, Inc. ........................ 66,874 5,039,625
EOG Resources, Inc. ...................... 470,578 59,669,290
EQT Corp. ............................. 405,912 14,008,023
Exxon Mobil Corp. ........................ 2,570,579 304,844,964
Hess Corp. ............................. 192,436 29,523,531
HF Sinclair Corp. ......................... 111,569 5,742,456
Kinder Morgan, Inc. , Class P ................. 1,335,390 28,216,791
Marathon Oil Corp. ........................ 393,413 11,035,235
Marathon Petroleum Corp. .................. 276,233 48,898,766
Matador Resources Co. .................... 80,946 4,976,560
New Fortress Energy, Inc. , Class A ............. 44,967 887,648
Occidental Petroleum Corp. .................. 438,957 26,697,365
ONEOK, Inc. ............................ 407,233 33,934,726
Ovintiv, Inc. ............................. 184,715 8,578,165
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 432,463 $ 6,633,982
Phillips 66 .............................. 325,586 47,366,251
Range Resources Corp. .................... 163,264 5,098,735
Southwestern Energy Co.
(a)
.................. 755,310 4,871,749
Targa Resources Corp. ..................... 151,355 20,475,304
Texas Pacific Land Corp. .................... 12,934 10,927,937
Valero Energy Corp. ....................... 232,955 37,673,483
Viper Energy, Inc. ........................ 63,063 2,690,898
Williams Companies, Inc. (The) ............... 886,588 38,070,089
1,170,568,041
a
Semiconductors & Semiconductor Equipment  —  2 .0%
Enphase Energy, Inc.
(a) (b)
.................... 90,749 10,446,117
First Solar, Inc.
(a)
......................... 73,435 15,861,226
26,307,343
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,053,491,971 ) ............................... 1,319,748,544
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 4,863,378 4,865,323
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 2,506,515 2,506,515
a
Total Short-Term Securities — 0.5%
(Cost: $ 7,370,156 ) .................................. 7,371,838
Total Investments — 100.3%
(Cost: $ 1,060,862,127 ) ............................... 1,327,120,382
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (4,492,518)
Net Assets — 100.0% ................................. $ 1,322,627,864
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,410,702  $ —  $ (1,544,369)
(a)
$ (916) $ (94) $ 4,865,323  4,863,378  $ 10,185
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,649,376  857,139
(a)
—  —  —  2,506,515  2,506,515  31,162  —
$ (916) $ (94)
$ 7,371,838
$ 41,347  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 28 09/20/24 $ 2,751 $ 122,194
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,319,748,544  $ —  $ —  $ 1,319,748,544
Short-Term Securities
Money Market Funds ...................................... 7,371,838  —  —  7,371,838
$ 1,327,120,382  $ —  $ —  $ 1,327,120,382
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 122,194  $ —  $ —  $ 122,194
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.